Loans and advances to customers (Tables)	12 Months Ended
Dec. 31, 2025
Loans and advances to customers [abstract]
Summary of loans and advances to customers

Loans and advances to customers by type
	Netherlands		Rest of the world		Total
in EUR million	2025	2024	2025	2024	2025	2024
Loans and advances to public authorities	3,452	1,888	19,583	16,773	23,034	18,661
Residential mortgages	129,994	119,191	245,103	229,403	375,097	348,594
Other personal lending	5,033	5,007	34,690	31,789	39,723	36,797
Corporate Lending	68,792	66,921	226,981	218,473	295,773	285,393
	207,270	193,007	526,357	496,437	733,627	689,445

Loan loss provisions	-836	-811	-5,058	-5,023	-5,894	-5,833
	206,434	192,197	521,299	491,415	727,733	683,611

Finance lease receivables	Loans and advances to customers and, to a lesser extent, to banks include finance lease receivables which are detailed as follows:

Finance lease receivables [1]
in EUR million	2025	2024
Maturities of gross investment in finance lease receivables
- within 1 year	4,121	3,962
- between 1-2 years	3,040	2,961
- between 2-3 years	2,408	2,283
- between 3-4 years	1,563	1,577
- between 4-5 years	935	902
- more than 5 years	1,609	1,555
	13,677	13,240

Unearned future finance income on finance leases	-1,122	-1,145
Net investment in finance leases	12,554	12,095

Included in Loans and advances to banks	3	5
Included in Loans and advances to customers	12,551	12,091
	12,554	12,095
[1]The total loan loss provision for finance lease receivables is EUR 191 million (2024: EUR 193 million).